Changes in Management and Ownership	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Changes In Management And Ownership
NOTE 5 - Changes in Management and Ownership

On November 14, 2011, the board appointed Moses Gross as an officer and a member of the board and elected Moses Gross as President and Chief Executive Officer.

On November 14, 2011 Yehoshua Lustig resigned from all his positions within the Company.

On November 14, 2011 David Leifer resigned from all his positions within the Company.

On November 14, 2011  Yehoshua Lustig sold 3,600,000 shares of common stock to Moses Gross for $3,600 in a private transaction.

On November 14, 2011, the board appointed Moses Gross as an officer and a member of the board and elected Moses Gross as President and Chief Executive Officer.

On November 14, 2011 Yehoshua Lustig resigned from all his positions within the Company.

On November 14, 2011 David Leifer resigned from all his positions within the Company.

On November 14, 2011 Yehoshua Lustig sold 3,600,000 shares of common stock to Moses Gross for $3,600 in a private transaction.